J.P. Morgan Mortgage Trust 2026-HYB2 ABS-15G

Exhibit 99.13

Seller Name	Seller Loan ID	Alt Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
XXXXX	XXXXX	305063804	8613535	2026-04-13 01:22	Property	Value	S&P value equals B, secondary product within tolerance	Open-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-04/13/2026				Acknowledged	2026-04-13 07:54	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	304908557	7513927	2026-02-09 07:50	Compliance	Disclosure	ARM Disclosure Not Provided Within 3 Days of Application Date	Resolved-ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable (Occupancy is Primary Residence and Note Type is ARM) - Due Diligence Vendor-02/16/2026

Ready for Review-Initial ARM - Due Diligence Vendor-02/13/2026

								Open-ARM Disclosure Date 12/18/2025 is not within three business days of Application Date 11/17/2025. - Due Diligence Vendor-02/09/2026		Resolved-ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable (Occupancy is Primary Residence and Note Type is ARM) - Due Diligence Vendor-02/16/2026		Resolved	2026-02-16 10:02	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	304908557	7513880	2026-02-09 07:48	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-Received the Initial LE. Condition cleared. - Due Diligence Vendor-02/16/2026
Ready for Review-Initial LE - Due Diligence Vendor-02/13/2026
								Open-The Initial Disclosure Date (2025-12-18) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) . - Due Diligence Vendor-02/09/2026		Resolved-Received the Initial LE. Condition cleared. - Due Diligence Vendor-02/16/2026		Resolved	2026-02-16 10:01	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	304908557	7513879	2026-02-09 07:48	Compliance	Tolerance:Disclosure	Federal - Homeownership Counseling Disclosure Delivery	Acknowledged-. - Due Diligence Vendor-02/16/2026
Acknowledged-The Homeownership Counseling Organization Disclosure Sent Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2026	Acknowledged-. - Due Diligence Vendor-02/16/2026
 Acknowledged-The Homeownership Counseling Organization Disclosure Sent Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) This finding is non-material and will be rated a B for all agencies.   - Due Diligence Vendor-02/09/2026
												Acknowledged	2026-02-16 10:00	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	304908557	7513959	2026-02-09 07:51	Compliance	Disclosure	CHARM Booklet Not Provided Within 3 Days of Application Date	Acknowledged-CHARM Booklet Date xx-xx-xxxx is not within three business days of Application Date xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2026	Acknowledged-CHARM Booklet Date xx-xx-xxxx is not within three business days of Application Date xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2026
												Acknowledged	2026-02-09 07:52	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	304908557	7513909	2026-02-09 07:50	Compliance	Disclosure	ECOA: Appraisal Disclosure Not Provided Timely	Acknowledged-ECOA: Appraisal Disclosure Date xx-xx-xxxx is not within three business days of Application Date xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2026	Acknowledged-ECOA: Appraisal Disclosure Date xx-xx-xxxx is not within three business days of Application Date xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/09/2026
												Acknowledged	2026-02-09 07:52	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305083366			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305083301	9041920	2026-05-05 08:31	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Received the initial CD. Condition cleared. - Due Diligence Vendor-05/11/2026
Resolved-Resolved - Due Diligence Vendor-05/11/2026
Ready for Review-ICD - Due Diligence Vendor-05/07/2026
								Open-The Initial Closing Disclosure Received Date of ( xx-xx-xxxx) is not three business days before the consummation date of ( xx-xx-xxxx). Three business days before the consummation date is ( xx-xx-xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) The Initial Closing Disclosure Received Date of ( xx-xx-xxxx) is not three business days before the consummation date of ( xx-xx-xxxx). Three business days before the consummation date is xx-xx-xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. The Initial Closing Disclosure dated xx-xx-xxxx is missing from the loan file. - Due Diligence Vendor-05/05/2026		Resolved-Received the initial CD. Condition cleared. - Due Diligence Vendor-05/11/2026 Resolved-Resolved - Due Diligence Vendor-05/11/2026		Resolved	2026-05-11 13:19	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305083301	9070376	2026-05-06 14:47	Credit	Borrower	Borrower 1 Credit Report is Incomplete	Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-05/11/2026
Ready for Review-REO - Due Diligence Vendor-05/07/2026
								Open-Borrower 1 Credit Report is Partially Present. Verification property XXXXXX was sold with proceeds of at least $XXX,000 was not found in file. The AUS requires the signed or certified Final Settlement Statement or final CD for the sale of REO property with proceeds of at least $XXX,000. - Due Diligence Vendor-05/06/2026		Resolved-Borrower 1 Credit Report is not partially present. - Due Diligence Vendor-05/11/2026		Resolved	2026-05-11 12:54	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305083301	9070443	2026-05-06 14:53	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-05/06/2026		xx-xx-xxxx		Acknowledged	2026-05-06 14:53	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	305028391			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	304893017	7436906	2026-02-04 08:37	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Received the Initial CD. Condition cleared. - Due Diligence Vendor-02/06/2026
Resolved-Resolved - Due Diligence Vendor-02/06/2026
Ready for Review-CT 2/5: Please see the attached //  - Due Diligence Vendor-02/05/2026
Open-The Initial Closing Disclosure Received Date of (xx-xx-xxxx) is not three business days before the consummation date of (xx-xx-xxxx). Three business days before the consummation date is (xx-xx-xxxx). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) The initial CD is missing from the loan file. Additional conditions may apply. No Cure.
								- Due Diligence Vendor-02/04/2026		Resolved-Received the Initial CD. Condition cleared. - Due Diligence Vendor-02/06/2026 Resolved-Resolved - Due Diligence Vendor-02/06/2026		Resolved	2026-02-06 09:49	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	304874421			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	304909864	6687360	2025-12-18 11:36	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-12/18/2025		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-12/18/2025		Acknowledged	2025-12-18 11:36	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	304911768	6805704	2025-12-25 11:57	Compliance	Disclosure	CHARM Booklet Not Provided Within 3 Days of Application Date	Resolved-CHARM Booklet Provided Within 3 Days of Application Date or Not Applicable (Occupancy is Primary Residence and Note Type is ARM) - Due Diligence Vendor-01/08/2026
Ready for Review-LI 1/5 Please see attached TRID Worksheet Charms Booklet that was sent to the borrower with the initial disclosures and consented to on xx-xx-xxxx. - Due Diligence Vendor-01/05/2026
								Open-CHARM Booklet Not Provided Within 3 Days of Application Date Provide evidence that CHARM Booklet was provided within 3 days of application date. - Due Diligence Vendor-12/25/2025		Resolved-CHARM Booklet Provided Within 3 Days of Application Date or Not Applicable (Occupancy is Primary Residence and Note Type is ARM) - Due Diligence Vendor-01/08/2026		Resolved	2026-01-08 15:23	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	304911768	6804702	2025-12-25 11:07	Credit	Closing	Borrower 2 Photo ID is expired	Resolved-Borrower 2 photo ID expiration date isxx-xx-xxxx and note is dated xx-xx-xxxx. - Due Diligence Vendor-01/08/2026
Ready for Review-01/06/26 - KJ: Please see attached.  - Due Diligence Vendor-01/06/2026
								Open-Borrower 2 photo ID expiration date is xx-xx-xxxx and note is dated xx-xx-xxxx. - Due Diligence Vendor-12/25/2025		Resolved-Borrower 2 photo ID expiration date is xx-xx-xxxx and note is dated xx-xx-xxxx. - Due Diligence Vendor-01/08/2026		Resolved	2026-01-08 14:57	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	304904471	6640253	2025-12-16 08:10	Credit	Missing Doc	AUS Not Provided	Resolved-AUS is fully present - Due Diligence Vendor-01/08/2026

Ready for Review-1/5 tm: Attached  - Due Diligence Vendor-01/05/2026

								Open-Missing AUS . Additional conditions may apply upon receipt. - Due Diligence Vendor-12/31/2025		Resolved-AUS is fully present - Due Diligence Vendor-01/08/2026		Resolved	2026-03-18 12:11	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	304908527	7223153	2026-01-21 14:05	Compliance	Tolerance:Disclosure	Federal - Corrected Closing Disclosure (Loan Product)(Last CD not in Person)	Cured-Received LOX, corrected PCCD and fed ex label. - Due Diligence Vendor-03/10/2026
Ready for Review-LL 3/9 Please see attached - Due Diligence Vendor-03/09/2026
Counter-In this ARM loan the initial rate is the same as the fully indexed rate. That does not mean there is no introductory rate period. The start rate is fixed for 84 months, which means the 6.625 rate is fixed for an introductory period of 84 months (7 years). The interest rate can then change every 6 months thereafter, and based upon the terms of the promissory note, it can increase to 11.625 or decrease to 2.75 after the initial fixed interest rate period of 84 months. If the lender was offering a product where the interest changed every six months from the consummation of the loan, then a Loan Product of (0/6 mo. Adjustable Rate) would be appropriate. This is based upon comment 37(a)(10)-1.i.A. which states: “No introductory period. If the loan product is an adjustable rate with no introductory rate, the creditor should disclose “0” where the introductory rate period would ordinarily be disclosed. For example, if the loan product is an adjustable rate that adjusts every three years with no introductory period, the disclosure required by § 1026.37(a)(10) is “0/3 Adjustable Rate”. Condition maintained. - Due Diligence Vendor-01/31/2026
Ready for Review-LL 1/29 Disagree - These have been sold to XXX in the past without any issues. Please reference loan XXXXX and XXXXXX. - Due Diligence Vendor-01/29/2026
Counter-UWM Loan Approval Loan program is Prime Jumbo Released 7/6 ARM. The rate is fixed for 7 years, then it can change every 6 months. No cure. - Due Diligence Vendor-01/22/2026
Ready for Review-LL 1/22 When the note rate is the same as the fully indexed rate, then there isn’t an introductory period and the Product on the LE/CD should be “0/6” per TILA Comment 1026.37(a)(10)-1 I A as shown below. On this loan, the note rate is 6.625% which is the same as the fully indexed rate (i.e. Index of 3.918% + margin of 2.75% = 6.668% rounded to the nearest 1/8% = 6.625%).
Per TILA Comment 1026.37(a)(10)-1 i A
A. No introductory period. If the loan product is an adjustable rate with no introductory rate, the creditor should disclose “0” where the introductory rate period would ordinarily be disclosed. For example, if the loan product is an adjustable rate that adjusts every three years with no introductory period, the disclosure required by §1026.37(a)(10) is “0/3 Adjustable Rate.” - Due Diligence Vendor-01/22/2026
								Open-The Loan Product of (0/6 mo. Adjustable Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (7/6 mo. Adjustable Rate). The last Closing Disclosure was provided on (xx-xx-xxxx) via (Other), which is not at least 6 business days before the consummation date of (xx-xx-xxxx). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (xx-xx-xxxx). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1) The borrower was not given a 3-day waiting period. No Cure. - Due Diligence Vendor-01/21/2026		Cured-Received LOX, corrected PCCD and fed ex label. - Due Diligence Vendor-03/10/2026		Cured	2026-03-10 16:48	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305040522	7579722	2026-02-12 07:01	Compliance	Tolerance:Disclosure	Federal - Corrected Closing Disclosure (Loan Product)(Last CD Received Date)	Resolved-Received corrected PCCD. - Due Diligence Vendor-04/02/2026
Ready for Review-LI 4/2 There was an issue when uploading the Docs previously. I have fixed the issue. Please see attached LOX, Corrected CD, Final CD and Shipping Label - Due Diligence Vendor-04/02/2026
Counter-At the top of the CD (p2 of pdf) under Loan information. The product states 5/6 mo. Adjustable Rate. - Due Diligence Vendor-04/01/2026
Ready for Review-LI 3/31 Disagree. The LOX and the corrected CD both show the product as 7/6 ARM, which is the correct product. Please advise where you are seeing 5/6 ARM. - Due Diligence Vendor-03/31/2026
Counter-Agree. The waiting period part of the condition was removed 3/25/2026.  Please correct the PCCD to show the correct loan product of 7/6 ARM instead of 5/6 ARM. Provide corrected CD and proof of delivery. - Due Diligence Vendor-03/30/2026
Ready for Review-LI 3/27 Please see attached Letter of explanation, Corrected PCCD, Final wet-sign CD and proof of delivery. This was a clerical Error and does not require a cooling off period.  - Due Diligence Vendor-03/27/2026
Counter-Updated Counter comment (to remove waiting period): Received an LOX that states the correct product 7/6 ARM, however, the CD itself states 5/6 mo. Adjustable rate which is incorrect. Provide a corrected PCCD (7/6 ARM product) and proof of delivery. - Due Diligence Vendor-03/25/2026
Counter-Received an LOX that states the correct product 7/6 ARM, however, the CD itself states 5/6 mo. Adjustable rate which is incorrect. Provide a corrected PCCD, LOX, and proof of delivery.  A change in Loan Product on the final CD requires either a 3-day waiting period or a waiver by borrower. No Cure. - Due Diligence Vendor-03/05/2026
Ready for Review-LI 3/2 Please see attached Letter of explanation, Corrected PCCD, Final wet-sign CD and proof of delivery. This was a clerical Error and does not require a cooling off period.  - Due Diligence Vendor-03/02/2026
Counter-In this ARM loan the initial rate is the same as the fully indexed rate. That does not mean there is no introductory rate period. The start rate is fixed for 84 months, which means the 6.50 rate is fixed for an introductory period of 84 months (7 years). The interest rate can then change every 6 months thereafter, and based upon the terms of the promissory note, it can increase to 11.50 or decrease to 2.75 after the initial fixed interest rate period of 84 months. If the lender was offering a product where the interest changed every six months from the consummation of the loan, then a Loan Product of (0/6 mo. Adjustable Rate) would be appropriate. This is based upon comment 37(a)(10)-1.i.A. which states: “No introductory period. If the loan product is an adjustable rate with no introductory rate, the creditor should disclose “0” where the introductory rate period would ordinarily be disclosed. For example, if the loan product is an adjustable rate that adjusts every three years with no introductory period, the disclosure required by § 1026.37(a)(10) is “0/3 Adjustable Rate”. Condition maintained. - Due Diligence Vendor-02/16/2026
Ready for Review-LI 2/13 Disagree When the note rate is the same as the fully indexed rate, then there isn’t an introductory period and the Product on the LE/CD should be “0/6” per TILA Comment 1026.37(a)(10)-1 I A as shown below. On this loan, the note rate is 6.5% which is the same as the fully indexed rate (i.e. Index of 3.703% + margin of 2.75% = 6.453% rounded to the nearest 1/8% = 6.625%). Per TILA Comment 1026.37(a)(10)-1 i A A. No introductory period. If the loan product is an adjustable rate with no introductory rate, the creditor should disclose “0” where the introductory rate period would ordinarily be disclosed. For example, if the loan product is an adjustable rate that adjusts every three years with no introductory period, the disclosure required by §1026.37(a)(10) is “0/3 Adjustable Rate. - Due Diligence Vendor-02/13/2026
								Open-The last Closing Disclosure Received Date (xx-xx-xxxx) is not at least 3 business days before the consummation date of (xx-xx-xxxx). The (0/6 mo, Adjustable Rate) disclosed Loan Product on the last Closing Disclosure does not match the system calculated (7/6 mo. Adjustable Rate) Loan Product. Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (2026-01-26). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1) 0/6 mo, Adjustable Rate Updated as per Final CD. - Due Diligence Vendor-02/12/2026		Resolved-Received corrected PCCD. - Due Diligence Vendor-04/02/2026		Resolved	2026-04-02 16:06	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305040522	7580258	2026-02-12 07:24	Compliance	Disclosure	CHARM Booklet Not Provided Within 3 Days of Application Date	Resolved-Received ARM disclosure and CHARM booklet dated with 3 days of the program change date. Condition cleared. - Due Diligence Vendor-02/18/2026
Ready for Review-CT 2/17: Please see the attached Loan Package //  - Due Diligence Vendor-02/18/2026
Acknowledged-Received verification that the loan changed from fixed to ARM xx-xx-xxxx.  The ARM disclosure and CHARM booklet are dated xx-xx-xxxx which is still greater than 3 days from the program change date. Condition remains. - Due Diligence Vendor-02/16/2026
Open-CHARM Booklet Not Provided Within 3 Days of Application Date This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-02/12/2026	Resolved-Received ARM disclosure and CHARM booklet dated with 3 days of the program change date. Condition cleared. - Due Diligence Vendor-02/18/2026
 Acknowledged-Received verification that the loan changed from fixed to ARM xx-xx-xxxx.  The ARM disclosure and CHARM booklet are dated xx-xx-xxxx which is still greater than 3 days from the program change date. Condition remains. - Due Diligence Vendor-02/16/2026
												Resolved	2026-02-17 20:07	N/A	B	A	B	A	B	A	B	A	B	A	B	A
XXXXX	XXXXX	305040522	7562921	2026-02-11 11:33	Compliance	Disclosure	ARM Disclosure Not Provided Within 3 Days of Application Date	Resolved-Received ARM disclosure and CHARM booklet dated with 3 days of the program change date. Condition cleared. - Due Diligence Vendor-02/18/2026
Ready for Review-CT 2/17: Please see the attached Loan Package  - Due Diligence Vendor-02/18/2026
Open-ARM Disclosure Not Provided Within 3 Days of Application Date Received verification that the loan changed from fixed to ARM xx-xx-xxxx.  The ARM disclosure and CHARM booklet are dated xx-xx-xxxx which is still greater than 3 days from the program change date. Condition remains. - Due Diligence Vendor-02/16/2026
Ready for Review-LI 2/13 Please see attached Change of Circumstance from 12/26 showing the Product being flipped to an Arm. A disclosure went out the same day to disclose the change along with the ARM disclosure - Due Diligence Vendor-02/13/2026
								Open-ARM Disclosure Not Provided Within 3 Days of Application Date - Due Diligence Vendor-02/12/2026		Resolved-Received ARM disclosure and CHARM booklet dated with 3 days of the program change date. Condition cleared. - Due Diligence Vendor-02/18/2026		Resolved	2026-02-17 20:07	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305011931	7186380	2026-01-20 13:58	Compliance	Tolerance:Disclosure	Federal - Corrected Closing Disclosure (Loan Product)(Last CD not in Person)	Cured-Received LOX, corrected PCCD with 7/6 ARM loan product, and proof of delivery. Condition cured. - Due Diligence Vendor-03/05/2026
Ready for Review-LI 3/2 Please see attached Letter of explanation, Corrected PCCD, Final wet-sign CD and proof of delivery. This was a clerical Error and does not require a cooling off period.  - Due Diligence Vendor-03/02/2026
Escalated-. - Due Diligence Vendor-02/02/2026
Ready for Review-LL 2/2 Respectfully we still disagree. The Note rate is the same as the fully indexed rate on this loan. These have been sold to XXX in the past without any issues. Please reference loan xxxxx and xxxxxx. - Due Diligence Vendor-02/02/2026
Counter-In this ARM loan the initial rate is the same as the fully indexed rate. That does not mean there is no introductory rate period. The start rate is fixed for 84 months, which means the 6.8750 rate is fixed for an introductory period of 84 months (7 years). The interest rate can then change every 6 months thereafter, and based upon the terms of the promissory note, it can increase to 11.875 or decrease to 2.75 after the initial fixed interest rate period of 84 months. If the lender was offering a product where the interest changed every six months from the consummation of the loan, then a Loan Product of (0/6 mo. Adjustable Rate) would be appropriate. This is based upon comment 37(a)(10)-1.i.A. which states: “No introductory period. If the loan product is an adjustable rate with no introductory rate, the creditor should disclose “0” where the introductory rate period would ordinarily be disclosed. For example, if the loan product is an adjustable rate that adjusts every three years with no introductory period, the disclosure required by § 1026.37(a)(10) is “0/3 Adjustable Rate”. Condition maintained. - Due Diligence Vendor-01/30/2026
Ready for Review-LI 1/28 Disagree. This is not a product change. Official interpretation of 19(f)(2)(ii) Changes before consummation requiring a new waiting period.

(B) The loan product is changed, causing the information disclosed under §1026.38(a)(5)(iii) to become inaccurate.

38(a)(5)(iii)

(iii) Product. The information required to be disclosed under § 1026.37(a)(10), labeled “Product.”

37(a)(10)

(i) The description of the loan product shall include one of the following terms:

(A) Adjustable rate. If the interest rate may increase after consummation, but the rates that will apply or the periods for which they will apply are not known at consummation, the creditor shall disclose the loan product as an “Adjustable Rate.”

(B) Step rate. If the interest rate will change after consummation, and the rates that will apply and the periods for which they will apply are known at consummation, the creditor shall disclose the loan product as a “Step Rate.”

(C) Fixed rate. If the loan product is not an Adjustable Rate or a Step Rate, as described in paragraphs (a)(10)(i)(A) and (B) of this section, respectively, the creditor shall disclose the loan product as a “Fixed Rate.”

§ 1026.38 Content of disclosures for certain mortgage transactions (Closing Disclosure). | Consumer Financial Protection Bureau

§ 1026.38 is part of 12 CFR Part 1026 (Regulation Z). Regulation Z protects people when they use consumer credit. - Due Diligence Vendor-01/28/2026
Counter-The Loan Program per the Note and UWM Loan approval is 7/6 ARM. The rate is fixed for 7 years, then the rate can change every 6 months. - Due Diligence Vendor-01/22/2026
Ready for Review-LI 1/21 Disagree When the note rate is the same as the fully indexed rate, then there isn’t an introductory period and the Product on the LE/CD should be “0/6” per TILA Comment 1026.37(a)(10)-1 I A as shown below. On this loan, the note rate is 6.875% which is the same as the fully indexed rate (i.e. Index of 4.072% + margin of 2.75% = 6.822% rounded to the nearest 1/8% = 6.875%). Per TILA Comment 1026.37(a)(10)-1 i A A. No introductory period. If the loan product is an adjustable rate with no introductory rate, the creditor should disclose “0” where the introductory rate period would ordinarily be disclosed. For example, if the loan product is an adjustable rate that adjusts every three years with no introductory period, the disclosure required by §1026.37(a)(10) is “0/3 Adjustable Rate.” - Due Diligence Vendor-01/21/2026
								Open-The Loan Product of (0/6 Mo. Adjustable Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (7/6 mo. Adjustable Rate). The last Closing Disclosure was provided on (xx-xx-xxxx) via (Other), which is not at least 6 business days before the consummation date of (xx-xx-xxxx). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than 3 business days before the consummation date of (xx-xx-xxxx). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it 3 business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (12 CFR 1026.19(f)(2)(ii)(B); OSC 19(f)(2)(ii)-1) Inaccurate loan product on the CD., 3-day waiting period was not provided. No cure. - Due Diligence Vendor-01/20/2026		Cured-Received LOX, corrected PCCD with 7/6 ARM loan product, and proof of delivery. Condition cured. - Due Diligence Vendor-03/05/2026		Cured	2026-03-05 13:19	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305034687			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305064085	9092194	2026-05-07 14:40	Compliance	Disclosure	ARM Disclosure Not Provided Within 3 Days of Application Date	Resolved-ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable (Occupancy is Primary Residence and Note Type is ARM) - Due Diligence Vendor-05/12/2026
Ready for Review-Arm disclosure issued XXXX - Due Diligence Vendor-05/11/2026
								Open-ARM Disclosure Not Provided Within 3 Days of Application Date. Application date is xx/xx/xxxx and ARM Disclosure date is xx/xx/xxxx - Due Diligence Vendor-05/07/2026		Resolved-ARM Disclosure Provided Within 3 Days of Application Date or Not Applicable (Occupancy is Primary Residence and Note Type is ARM) - Due Diligence Vendor-05/12/2026		Resolved	2026-05-12 12:28	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305064085	9092691	2026-05-07 15:04	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-05/07/2026		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-05/07/2026		Acknowledged	2026-05-07 15:04	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	304893750	6897639	2026-01-02 11:32	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-The Lender XXXXXX is closed for business on Saturday has been uploaded. Finding Resolved - Due Diligence Vendor-06/29/2026
Resolved-Resolved - Due Diligence Vendor-01/15/2026
Ready for Review-1/14/26: The LOE indicating the Lender XXXXX is closed for business on Saturday has been uploaded for your review. - Due Diligence Vendor-01/14/2026
								Open-The Initial Disclosure Date (xx/xx/xxxx) is more than 3 business days from the Application Date (xx/xx/xxxx). Three business days from the Application Date is (2025-09-27). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The application date is xx/xx/xxxx; however, the initial loan estimate was not provided untilxx/xx/xxxx5. Provide evidence the lender was not open for business on Saturday for purposes of disclosure timing. Additional conditions may apply. - Due Diligence Vendor-01/02/2026		Resolved-The Lender XXXXX is closed for business on Saturday has been uploaded. Finding Resolved - Due Diligence Vendor-06/29/2026 Resolved-Resolved - Due Diligence Vendor-01/15/2026		Resolved	2026-06-29 08:30	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	304893750	6897638	2026-01-02 11:32	Compliance	Tolerance:Disclosure	Federal - Homeownership Counseling Disclosure Delivery	Resolved-Received disclosure. - Due Diligence Vendor-01/16/2026
Ready for Review-1/15/26: The Homeownership Counseling Disclosure has been uploaded for your review.  - Due Diligence Vendor-01/15/2026
Acknowledged-The Homeownership Counseling Organization Disclosure Sent Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx4). Three business days from the Application Date is (xx-xx-xxxx). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/02/2026	Resolved-Received disclosure. - Due Diligence Vendor-01/16/2026
 Acknowledged-The Homeownership Counseling Organization Disclosure Sent Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20)  This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/02/2026
												Resolved	2026-01-16 14:06	Investor Post-Close	B	A	B	A	B	A	B	A	B	A	B	A
XXXXX	XXXXX	304893750	6897641	2026-01-02 11:32	Compliance	Tolerance:Disclosure	Federal - List of Settlement Service Providers Mailed/Delivered Within Three Business Days of Application	Resolved-Resolved - Due Diligence Vendor-01/16/2026
Ready for Review-1/15/26: The List of Settlement Service Providers has been uploaded for your review. See date issued of xx/xx/xxxx (see bottom of page). - Due Diligence Vendor-01/15/2026
Rescinded-The List of Settlement Service Providers Disclosure Date (xx/xx/xxxx) is more than 3 business days from the Application Date (xx/xx/xxxx). Three business days from the Application Date is (xx/xx/xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)) Invalid Finding-Out of Scope. Rescinded. - Due Diligence Vendor-01/02/2026	Resolved-Resolved - Due Diligence Vendor-01/16/2026
 Rescinded-The List of Settlement Service Providers Disclosure Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))  Invalid Finding-Out of Scope. Rescinded. - Due Diligence Vendor-01/02/2026
												Resolved	2026-01-16 14:04	N/A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	304893750	6898126	2026-01-02 11:45	Compliance	Disclosure	ECOA: Appraisal Disclosure Not Provided Timely	Acknowledged-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/02/2026		Acknowledged-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-01/02/2026		Acknowledged	2026-01-12 09:01	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305054899			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305013336	6684477	2025-12-18 10:06	Credit	Missing Doc	Title Document is Incomplete	Resolved-Final Title Policy provided; condition resolved. - Due Diligence Vendor-12/31/2025

Ready for Review-12/30 MM: Please see attached copy of the final title policy  - Due Diligence Vendor-12/30/2025

								Open-Title Document is Incomplete All pages of the title were not provided. Missing the supplemental to show the amount of coverage. - Due Diligence Vendor-12/18/2025		Resolved-Final Title Policy provided; condition resolved. - Due Diligence Vendor-12/31/2025		Resolved	2025-12-31 14:53	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305013336	6684478	2025-12-18 10:06	Credit	Missing Doc	Title Document is Partially Present	Resolved-Final Title Policy provided; condition resolved. - Due Diligence Vendor-12/31/2025

Ready for Review-12/30 MM: Please see attached copy of the final title policy  - Due Diligence Vendor-12/30/2025

								Open-Title Document is incomplete or only partially present All pages of the title were not provided. Missing the supplemental to show the amount of coverage. - Due Diligence Vendor-12/18/2025		Resolved-Final Title Policy provided; condition resolved. - Due Diligence Vendor-12/31/2025		Resolved	2025-12-31 14:53	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305013610	7292050	2026-01-26 07:06	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001028)	Cured-Received LOX, shipping label, and PCCD. $120 credit was received at closing per the Settlement statement. Condition cured. - Due Diligence Vendor-03/24/2026
Counter-Received LOX, PCCD and shipping label. Provide a copy of the refund check and proof of receipt by the borrower. Condition remains. - Due Diligence Vendor-02/10/2026
Ready for Review-LI 2/9 Please see attached PCCD, LOX, Shipping label and Final CD - Due Diligence Vendor-02/09/2026
Counter-Received a final HUD with a non-specific lender credit. When a credit is for a tolerance cure, the HUD/CD must state the fee(s) it is to be applied to or state "includes $ credit for increase in closing costs above legal limit". Provide an LOX to explain why the CD dated and signed xx/xx/xxxx is not the final CD and provide a PCCD with the $120 credit for increase in closing costs. Condition remains. - Due Diligence Vendor-02/04/2026
Ready for Review-LI 2/3 Please see attached Final Settlement statement that shows the borrower received the Tolerance credit at closing. - Due Diligence Vendor-02/03/2026
Counter-Received a CD dated xx/xx/xxxx and signed xx/xx/xxxx (Opus reviewed this doc previously). The file contains a CD dated and signed xx/xx/xxxx which was considered to be the Final CD and it does not have the $120 tolerance cure. The Note, Deed and RTC are dated and signed xx/xx/xxxx. Condition remains. - Due Diligence Vendor-01/28/2026
Ready for Review-LI 1/27 Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal Fee. - Due Diligence Vendor-01/27/2026
								Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($77.50) were applied to the total fee variance of ($192.50) between the baseline disclosure and the last Closing Disclosure. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. The Appraisal Fee increased on the CD dated xx/xx/xxxx without a valid COC. No Cure. - Due Diligence Vendor-01/26/2026		Cured-Received LOX, shipping label, and PCCD. $120 credit was received at closing per the Settlement statement. Condition cured. - Due Diligence Vendor-03/24/2026		Cured	2026-03-24 11:14	N/A	C	B	C	B	C	B	C	B	C	B	C	B
XXXXX	XXXXX	305013610	7292049	2026-01-26 07:06	Compliance	TRID Tolerance	Insufficient Tolerance Cure (50001026)	Cured-Received LOX, shipping label, and PCCD. $120 credit was received at closing per the Settlement statement. Condition cured. - Due Diligence Vendor-03/24/2026
Counter-Received LOX, PCCD and shipping label. Provide a copy of the refund check and proof of receipt by the borrower. Condition remains. - Due Diligence Vendor-02/10/2026
Ready for Review-LI 2/9 Please see attached PCCD, LOX, Shipping label and Final CD - Due Diligence Vendor-02/09/2026
Counter-Received a final HUD with a non-specific lender credit. When a credit is for a tolerance cure, the HUD/CD must state the fee(s) it is to be applied to or state "includes $ credit for increase in closing costs above legal limit". Provide an LOX to explain why the CD dated and signed xx/xx/xxxx is not the final CD and provide a PCCD with the $120 credit for increase in closing costs. Condition remains. - Due Diligence Vendor-02/04/2026
Ready for Review-LI 2/3 Please see attached Final Settlement statement that shows the borrower received the Tolerance credit at closing. - Due Diligence Vendor-02/03/2026
Counter-Received a CD dated xx/xx/xxxx and signed xx/xx/xxxx (Opus reviewed this doc previously). The file contains a CD dated and signed xx/xx/xxxx which was considered to be the Final CD and it does not have the $120 tolerance cure. The Note, Deed and RTC are dated and signed xx/xx/xxxx. Condition remains. - Due Diligence Vendor-01/28/2026
Ready for Review-LI 1/27 Please see the attached Final Closing Disclosure and Tolerance Cure breakdown which shows the borrower was provided a credit at closing for the increase in the Appraisal Fee. - Due Diligence Vendor-01/27/2026
Open-A Lender Credit for Excess Charges of ($0.00), Principal Reduction for Excess Charges of ($0.00), and general or specific lender credit increases of ($77.50) were applied to the total fee variance of ($192.50) between the baseline disclosure and the actual fee amounts. Since the lender credits and principal reduction (if applicable) are less than the total fee variance amount, they are not sufficient to cure the variance. Appraisal Fee on CD dated xx/xx/xxxx is $970. LE dated xx/xx/xxxx lists fee as $850. This fee is in a 0% tolerance section. Lender tolerance cure of $120 is required. Section J reflects $77.50 tolerance cure that is insufficient as it was applied to the tolerance cure for the Credit report. Provide corrected CD, evidence of Refund to the Borrower, letter of explanation and proof of delivery to the Borrower.

								- Due Diligence Vendor-01/26/2026		Cured-Received LOX, shipping label, and PCCD. $120 credit was received at closing per the Settlement statement. Condition cured. - Due Diligence Vendor-03/24/2026		Cured	2026-03-24 11:14	N/A	C	B	C	B	C	B	C	B	C	B	C	B
XXXXX	XXXXX	305013609	7200620	2026-01-21 07:17	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-06/18/2026
Resolved-Lender provided approved exception to use Business assets for reserves when ownership is 40%. The exception was received post consummation via email. - Due Diligence Vendor-05/07/2026
Counter-To use the funds in the XXXX and XXXX accounts, the following documentation is required:
1. 100% use of funds letter for  XXXX (borrower is 40% owner)
2. Source $240k deposit into  XXXX xx/xx/xxxx
3. Source $250K deposit into  XXXX xx/xx/xxxx
4. LOX for XXXXX listed on  XXXX bank statement and letter for 100% use of funds
5. Verify $135,000 deposit ($1000 is not showing as cleared on the statements in the file).
 - Due Diligence Vendor-02/16/2026
Ready for Review-2/10 AMB: Please note that $1,000 of the EMD was withdrawn from the borrower’s XXX xXXXX account, as the description of the withdrawal confirms that the funds were sent to XXXXX, which is the Seller’s Agent listed on the purchase agreement. The remaining $134k of the EMD was backed out of the borrower’s available assets. Opus’ calculation of the borrower’s assets is using a 40% haircut of the borrower’s business assets, which is not required to be taken from the account. XXX xXXXX balance $805,743.88 less the $250k transfer after the statement end date, less the $240k large deposit, less the remaining $134k EMD needed equals a balance of $181,743.88 + XXX xXXX balance $295,372.21 + XXX xXXX balance $49,805.42 = total available funds of $526,921.51 + EMD of $135,000 that was backed out = total available funds $661,921.51. The required reserves of $113,862.06 + XXXX balance of $12,999 = total required reserves of $126,681.06. The required Cash to Close of $176,324.52 + EMD of $135,000 = total funds to close of $311,324.52. $126,681.06 in reserves + $311,324.52 in cash to close = total required funds of $438,005.58. Since the borrower documented $661,921.51, which is greater than the required amount of $438,005.58, the loan would not be short funds. - Due Diligence Vendor-02/10/2026
Counter-Total Qualified Assets available=$327,475.18. 327,475.18 – reserves $113,682.06 – balance due monthly $12,999 – cash required to close $311,324.52 = shortage of $110,530.40. The Cash deposit of $135,000 has not been verified and cleared. If the cash deposit can be verified and cleared, the shortage would be $21,503.42. - Due Diligence Vendor-02/02/2026
Ready for Review-2/2 AMB: Please note that the large deposit of $250k was documented within the file, please see attached supporting documents. Since the $250k deposit was documented, only the $240k would be backed out of available funds.  - Due Diligence Vendor-02/02/2026
Counter-If the 2 deposits in the amount of $490,000 are backed out, the borrower would be short funds. The 3 verified accounts have the following assets available XXX xXXX-$49805.42, XXX xXXX $295,372.21 (account with the 2 large deposits), and XXX xXXX $322,297.55 (Opus used 40%-business funds cannot be used for reserves). Condition remains. - Due Diligence Vendor-01/31/2026
Ready for Review-1/29 AMB: Please note that the transaction is a purchase, and there is no indication on the statement that the deposit is a new debt, so the deposit can be backed out of the borrower's total available funds. A letter of explanation or additional documentation is not required per FNMA guidelines.  - Due Diligence Vendor-01/29/2026
Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements The loan file is missing documentation of large deposits. - Due Diligence Vendor-01/21/2026	Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-06/18/2026

 Resolved-Lender provided approved exception to use Business assets for reserves when ownership is 40%. The exception was received post consummation via email. - Due Diligence Vendor-05/07/2026

												Resolved	2026-06-18 11:00	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305013609	7404635	2026-02-02 14:03	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Acknowledged-Lender provided approved exception to use Business assets for reserves when ownership is 40%. The exception was received post consummation via email. - Due Diligence Vendor-05/07/2026
Counter-3rd of 3 comments for this finding
To use the funds in the XXXX and XXXX accounts, the following documentation is required:
1. 100% use of funds letter for XXXX (borrower is 40% owner)
2. Source $240k deposit into XXXX xx/xx/xxxx
3. Source $250K deposit into XXXX xx/xx/xxxx
4. LOX for XXXX listed on XXXX bank statement and letter for 100% use of funds
5. Verify $135,000 deposit ($1000 is not showing as cleared on the statements in the file).

 - Due Diligence Vendor-02/16/2026
Counter-2nd of 3 comments for this finding
Funds required to close:
• Required Cash to Close $176,324.52 + EMD $135,000 (unverified) = Total funds to close $311,324.52.
• Total Liquid assets available for close = $372,102.97 (XXXX and XXXX) - $311,324.52 = $60,778.45

Reserves:
• Required reserves $113,862.06 + XXXX balance of $12,999 = Total required reserves $126,681.06.
• Per client overlays Business assets are not allowed to be used for Reserves.
• Total Qualified Assets available for reserves = $49,805.42 (XXXX account).  $126,681.06 required reserves - $49,805.42 = $76,875.64 short reserves
 - Due Diligence Vendor-02/16/2026
Counter-1st of 3 comments for this finding
Account XXXX xx/xx/xxxx balance=$49,805.42
Account XXXX xx/xx/xxxx - $322,297.55 Balance
• The last lender explanation is subtracting the $240K and $250K deposits from the XXXX business account when the funds were deposited into the XXXX account.
• Opus is using 40% of the funds because the borrower is 40% owner. To use 100% of the funds, provide a letter from the 60% owner stating the borrower has 100% access to the funds in the business account.  Using 100% of the funds still leaves the borrower short reserves (Per client overlays Business assets are not allowed to be used for Reserves).  $805,743.88 x .40 = $322,297.55.
Account XXXX  - $0 Balance
• $240,000 deposit into XXXX xx/xx/xxxx  came from account XXXX and is not verified.
• Upon further review, the $250,000 deposit intoXXXX on xx/xx/xxxx is also not verified. The funds came from account XXXX which is not verified.
• xx/xx/xxxx  balance of $295,372.21 - $250,000 – $240,000= negative $194,627.79.
• If the large deposits can be verified, provide an LOX for relationship to XXXX listed on the borrower’s bank statement. Use of funds letter may be required. - Due Diligence Vendor-02/16/2026
Ready for Review-2/10 AMB: Please note that $1,000 of the EMD was withdrawn from the borrower’s XXXX xXXXX account, as the description of the withdrawal confirms that the funds were sent to XXXX, which is the Seller’s Agent listed on the purchase agreement. The remaining $134k of the EMD was backed out of the borrower’s available assets. Opus’ calculation of the borrower’s assets is using a 40% haircut of the borrower’s business assets, which is not required to be taken from the account. XXXX xXXXX balance $805,743.88 less the $250k transfer after the statement end date, less the $240k large deposit, less the remaining $134k EMD needed equals a balance of $181,743.88 +XXXX xXXXX balance $295,372.21 +XXXX xXXXX balance $49,805.42 = total available funds of $526,921.51 + EMD of $135,000 that was backed out = total available funds $661,921.51. The required reserves of $113,862.06 + XXXX balance of $12,999 = total required reserves of $126,681.06. The required Cash to Close of $176,324.52 + EMD of $135,000 = total funds to close of $311,324.52. $126,681.06 in reserves + $311,324.52 in cash to close = total required funds of $438,005.58. Since the borrower documented $661,921.51, which is greater than the required amount of $438,005.58, the loan would not be short funds. - Due Diligence Vendor-02/10/2026
Open-Total Qualified Assets available=$327,475.18. 327,475.18 – reserves $113,682.06 – balance due monthly $12,999 – cash required to close $311,324.52 = shortage of $110,530.40. The Cash deposit of $135,000 has not been verified and cleared. If the cash deposit can be verified and cleared, the shortage would be $21,503.42. - Due Diligence Vendor-02/02/2026
								Open-Total Qualified Assets for Reserves Post-Close of $3151.66 is less than Total Required Reserve Amount of $113682.06 - Due Diligence Vendor-02/02/2026		Acknowledged-Lender provided approved exception to use Business assets for reserves when ownership is 40%. The exception was received post consummation via email. - Due Diligence Vendor-05/07/2026		Acknowledged	2026-05-07 08:25	Investor Post-Close	C	B	C	B	C	B	C	B	C	B	C	B
XXXXX	XXXXX	305013609	7200870	2026-01-21 07:33	Credit	Missing Doc	Missing explanation and supporting documentation for large deposit(s)	Acknowledged-Lender provided approved exception to use Business assets for reserves when ownership is 40%. The exception was received post consummation via email. - Due Diligence Vendor-05/07/2026
Ready for Review-5/6 AMB: Please see the attached disbursement ledger and wire confirmation from the title company, as discussed with XXX and Opus on 5/6.  - Due Diligence Vendor-05/06/2026
Counter-Source $240k deposit into XXX XXXXXXXX and $250K deposit into XXXX XXXXXXXX.
 - Due Diligence Vendor-02/16/2026
Ready for Review-2/10 AMB: Please note that $1,000 of the EMD was withdrawn from the borrower’s XXXX xXXX account, as the description of the withdrawal confirms that the funds were sent to XXXX, which is the Seller’s Agent listed on the purchase agreement. The remaining $134k of the EMD was backed out of the borrower’s available assets. Opus’ calculation of the borrower’s assets is using a 40% haircut of the borrower’s business assets, which is not required to be taken from the account. XXXX xXXXX  balance $805,743.88 less the $250k transfer after the statement end date, less the $240k large deposit, less the remaining $134k EMD needed equals a balance of $181,743.88 + XXXX xXXXX balance $295,372.21 + XXXX xXXXX balance $49,805.42 = total available funds of $526,921.51 + EMD of $135,000 that was backed out = total available funds $661,921.51. The required reserves of $113,862.06 + XXXX balance of $12,999 = total required reserves of $126,681.06. The required Cash to Close of $176,324.52 + EMD of $135,000 = total funds to close of $311,324.52. $126,681.06 in reserves + $311,324.52 in cash to close = total required funds of $438,005.58. Since the borrower documented $661,921.51, which is greater than the required amount of $438,005.58, the loan would not be short funds. - Due Diligence Vendor-02/10/2026
Counter-Account XXXX xx/xx/xxxx balance=$49,805.42. Account  XXXX xx/xx/xxxx balance of $295,372.21 less 240,000 (unverified)=$55,372.21 (this balance includes the other large deposit of $250K on xx/xx/xxxx).  Account  XXXX xx/xx/xxxx balance $805,743. $250K was withdrawn from this account xx/xx/xxxx leaving a balance of $555,743.88 (40% = $222,297.55). XXXX cannot be used for reserves since it is a business account.
Total Qualified Assets available=$327,475.18. 327,475.18 – reserves $113,682.06 – balance due monthly $12,999 – cash required to close $311,324.52 = shortage of $110,530.40. The Cash deposit of $135,000 has not been verified and cleared. If the cash deposit can be verified and cleared, the shortage would be $21,503.42.
 - Due Diligence Vendor-02/02/2026
Ready for Review-2/2 AMB: Please note that the large deposit of $250k was documented within the file, please see attached supporting documents. Since the $250k deposit was documented, only the $240k would be backed out of available funds.  - Due Diligence Vendor-02/02/2026
Counter-If the 2 deposits in the amount of $490,000 are backed out, the borrower would be short funds. The 3 verified accounts have the following assets available XXXXXXXX-$49805.42, XXXXXXXX $295,372.21 (account with the 2 large deposits), and XXXX $322,297.55 (Opus used 40%-business funds cannot be used for reserves). Condition remains. - Due Diligence Vendor-01/31/2026
Ready for Review-1/29 AMB: Please note that the transaction is a purchase, and there is no indication on the statement that the deposit is a new debt, so the deposit can be backed out of the borrower's total available funds. A letter of explanation or additional documentation is not required per FNMA guidelines.  - Due Diligence Vendor-01/29/2026
								Open-The loan file is missing documentation of the following large deposits to Asset #2 on the final loan application: $250,000.00 on xx/xx/xxxx and $240,000.00 onxx/xx/xxxx. - Due Diligence Vendor-01/21/2026		Acknowledged-Lender provided approved exception to use Business assets for reserves when ownership is 40%. The exception was received post consummation via email. - Due Diligence Vendor-05/07/2026		Acknowledged	2026-05-07 08:23	Investor Post-Close	D	B	D	B	D	B	D	B	D	B	D	B
XXXXX	XXXXX	305013609	7200711	2026-01-21 07:24	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/21/2026		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-01/21/2026		Acknowledged	2026-01-21 07:24	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	305047541			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305067125			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305069988			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305052062	7656957	2026-02-17 10:37	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Acknowledged-Investor acknowledges DTI exception due to comp factors of mortgage history and reserves. Finding downgraded to a B. - Due Diligence Vendor-02/23/2026

								Open-Audited DTI of 45.59% exceeds AUS DTI of 45% Lender used the Start Rate vs. the Greater of the Note Rate or Fully indexed rate. - Due Diligence Vendor-02/17/2026		Acknowledged-Investor acknowledges DTI exception due to comp factors of mortgage history and reserves. Finding downgraded to a B. - Due Diligence Vendor-02/23/2026		Acknowledged	2026-02-23 08:46	Investor Post-Close	C	B	C	A	C	B	C	B	C	A	C	A
XXXXX	XXXXX	305052062	7552433	2026-02-11 00:21	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-. - Due Diligence Vendor-02/19/2026
Resolved-Received the Initial LE. Condition cleared. - Due Diligence Vendor-02/19/2026
Ready for Review-. - Due Diligence Vendor-02/18/2026
Ready for Review-Initial LE - Due Diligence Vendor-02/18/2026
								Open-The Initial Disclosure Date (xx/xx/xxxx) is more than 3 business days from the Application Date (xx/xx/xxxx). Three business days from the Application Date is (xx/xx/xxxx). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The Initial Disclosure Date (xx/xx/xxxx) is more than 3 business days from the Application Date (xx/xx/xxxx). Three business days from the Application Date is (2025-10-14). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. - Due Diligence Vendor-02/11/2026		Resolved-. - Due Diligence Vendor-02/19/2026 Resolved-Received the Initial LE. Condition cleared. - Due Diligence Vendor-02/19/2026		Resolved	2026-02-19 12:20	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305052062	7552223	2026-02-10 23:40	Compliance	Disclosure	CHARM Booklet Not Provided Within 3 Days of Application Date	Acknowledged-CHARM Booklet Not Provided Within 3 Days of Application Date . - Due Diligence Vendor-02/11/2026		Acknowledged-CHARM Booklet Not Provided Within 3 Days of Application Date . - Due Diligence Vendor-02/11/2026		Acknowledged	2026-02-17 10:44	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305052062	7552527	2026-02-11 00:39	Compliance	Disclosure	ECOA: Appraisal Disclosure Not Provided Timely	Open-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. ECOA: Appraisal Disclosure Date xx/xx/xxxx is not within three business days of Application Date xx/xx/xxxx. - Due Diligence Vendor-02/11/2026				Acknowledged	2026-02-17 10:37	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305052062	7656958	2026-02-17 10:37	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/17/2026		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-02/17/2026		Acknowledged	2026-02-17 10:37	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	305053466			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305057885	8414347	2026-03-31 16:10	Credit	Missing Doc	AUS Not Provided	Resolved-AUS is fully present. Received DU. - Due Diligence Vendor-04/14/2026

Ready for Review-Please see attached. - Due Diligence Vendor-04/09/2026

Counter-Received a copy of the credit report.  The 1008 and Underwriting cover letter reflect Approve/Ineligible DU which is missing from the loan file. Additional conditions may apply. - Due Diligence Vendor-04/06/2026

Ready for Review-Please see attached included in package page 186. Please advise if anything else is needed to cure.  - Due Diligence Vendor-04/03/2026

								Open-Missing AUS Loan file is missing the AUS/DU. Testing is not complete, additional conditions may apply including but not limited to possible additional income documentation. - Due Diligence Vendor-03/31/2026		Resolved-AUS is fully present. Received DU. - Due Diligence Vendor-04/14/2026		Resolved	2026-04-14 10:48	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305057885	8413964	2026-03-31 15:39	Compliance	Missing Doc	Loan Estimate disclosure is missing or incomplete	Resolved-Received LE. Condition cleared. - Due Diligence Vendor-04/06/2026
Ready for Review-Please see attached - Due Diligence Vendor-04/03/2026
								Open-Loan Estimate disclosure is missing or incomplete The loan file is missing the Loan Estimate dated xx/xx/xxxx as listed on the Disclosure Tracking Summary and per COC dated xx/xx/xxxx. - Due Diligence Vendor-03/31/2026		Resolved-Received LE. Condition cleared. - Due Diligence Vendor-04/06/2026		Resolved	2026-04-06 12:16	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305057885	8332666	2026-03-26 08:02	Credit	Missing Doc	Missing Mortgage Riders - ARM Rider	Resolved-Adjustable Rate Rider is present or is Not Applicable (Note Type is ARM) - Due Diligence Vendor-04/06/2026

Ready for Review-Please see attached - Due Diligence Vendor-04/03/2026

								Open-Deed of Trust is Missing Adjustable Rate Rider and Note Type is ARM - Due Diligence Vendor-03/26/2026		Resolved-Adjustable Rate Rider is present or is Not Applicable (Note Type is ARM) - Due Diligence Vendor-04/06/2026		Resolved	2026-04-06 12:15	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305057885	8334739	2026-03-26 09:28	Compliance	Missing Doc	FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete	Acknowledged-FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/31/2026	Acknowledged-FACTA Notice to Home Loan Applicant & Risk Based Pricing/Credit Score Disclosure Missing or Incomplete. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-03/31/2026

												Acknowledged	2026-03-31 16:13	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305065530	8458446	2026-04-02 12:39	Property	Appraisal	Appraisal is Expired	Resolved-Resolved - Received 1004D for the XXXXX. - Due Diligence Vendor-04/30/2026
Ready for Review-Please see attached for review.  - Due Diligence Vendor-04/28/2026
Counter-Received a 2nd appraisal completed by XXXXX that is expired. The original file contained an update for the appraisal completed by XXXXXn and invoices for 2-1004D reports; however, the file does not contain an appraisal update for the appraisal completed by XXXXX (also expired). Provide a 1004D for the appraisal completed by XXXXX. - Due Diligence Vendor-04/24/2026
Ready for Review-Please see attached - Due Diligence Vendor-04/06/2026
								Open-Primary Value Appraisal is Expired The appraisal date of xx/xx/xxxx is more than 120 days from the Note date xx/xx/xxxx. The loan file is missing the Appraisal Update. The loan file contained an Appraisal Update for a different/second appraisal. - Due Diligence Vendor-04/02/2026	Received 1004D for the XXXX real Estate Appraisal. Condition cleared. - 04/30/2026	Resolved-Resolved - Received 1004D for the XXXXX. - Due Diligence Vendor-04/30/2026		Resolved	2026-06-29 08:42	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305065530	8867651	2026-04-24 10:18	Property	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Resolved-Received 1004D for the XXXXX. Condition cleared. - Due Diligence Vendor-04/30/2026
Open-Primary Value Subject Property Appraisal is not on an As-Is Basis - Due Diligence Vendor-04/24/2026
								Open-Primary Value Subject Property Appraisal is not on an As-Is Basis Received a 2nd appraisal completed by XXXX that is expired. The original file contained an update for the appraisal completed by XXXX and invoices for 2-1004D reports; however, the file does not contain an appraisal update for the appraisal completed by XXXX (also expired). Provide a 1004D for the appraisal completed by XXXXX. - Due Diligence Vendor-04/24/2026		Resolved-Received 1004D for the XXXXX. Condition cleared. - Due Diligence Vendor-04/30/2026		Resolved	2026-04-30 12:43	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305065530	8458447	2026-04-02 12:39	Property	Missing Doc	Missing Second Appraisal (Property)	Resolved-Second appraisal was provided - Due Diligence Vendor-04/24/2026
Ready for Review-Please see the attached 2 appraisals for the property.   - Due Diligence Vendor-04/21/2026
Counter-Received a completion cert and a CDA.  Guidelines require two appraisals for purchase transactions with loan amounts greater than $3.0MM. Per Note, the loan amount is $XXXMM. - Due Diligence Vendor-04/14/2026
Ready for Review-Please see attached - Due Diligence Vendor-04/09/2026
Counter-Received the same appraisal previously reviewed by Opus. Condition remains. - Due Diligence Vendor-04/07/2026
Ready for Review-Please see attached - Due Diligence Vendor-04/06/2026
								Open-The lender's guidelines requires two appraisals and the second appraisal was not provided. Guidelines require two appraisals for purchase transactions with loan amounts greater than $3.0MM. Per Note, the loan amount is $XXXMM. - Due Diligence Vendor-04/02/2026		Resolved-Second appraisal was provided - Due Diligence Vendor-04/24/2026		Resolved	2026-04-24 12:58	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305065530	8413754	2026-03-31 15:22	Credit	Income/Employment	Income 1 Months Income Verified is Missing	Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-04/07/2026

Ready for Review-Please see attached - Due Diligence Vendor-04/06/2026

								Open-Income 1 Months Income Verified is Missing Income 1 Business Tax Return is missing in loan file for income calculation. - Due Diligence Vendor-03/31/2026		Resolved-Income 1 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-04/07/2026		Resolved	2026-04-07 12:37	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305065530	8413756	2026-03-31 15:22	Compliance	QM-ATR	ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements	Resolved-. - Due Diligence Vendor-04/07/2026

Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-04/07/2026

Ready for Review-Please see attached - Due Diligence Vendor-04/06/2026

								Open-ATR Risk - Either Current Income or Current Assets must be utilized to meet ATR requirements Missing business tax returns (for business 1b on the final loan application). - Due Diligence Vendor-03/31/2026		Resolved-. - Due Diligence Vendor-04/07/2026 Resolved-ATR Risk - Current Income or Current Assets were considered - Due Diligence Vendor-04/07/2026		Resolved	2026-04-07 12:36	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305074626	8605234	2026-04-10 16:02	Compliance	Disclosure	ARM Disclosure Not Provided Within 3 Days of Application Date	Resolved-Received verification the lender is closed on Sat. Condition cleared. - Due Diligence Vendor-04/16/2026
								Open-ARM Disclosure Not Provided Within 3 Days of Application Date TILA: ARM Program Document date xx/xx/xxxx is not within three business days of Application Date xx/xx/xxxx. - Due Diligence Vendor-04/10/2026		Resolved-Received verification the lender is closed on Sat. Condition cleared. - Due Diligence Vendor-04/16/2026		Resolved	2026-04-16 13:39	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305074626	8549668	2026-04-08 10:11	Compliance	Tolerance:Disclosure	Federal - List of Settlement Service Providers Mailed/Delivered Within Three Business Days of Application	Resolved-Received verification the lender is closed on Sat. Condition cleared. - Due Diligence Vendor-04/16/2026
Rescinded-The List of Settlement Service Providers Disclosure Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii)) Out of scope, finding rescinded. - Due Diligence Vendor-04/08/2026	Resolved-Received verification the lender is closed on Sat. Condition cleared. - Due Diligence Vendor-04/16/2026
 Rescinded-The List of Settlement Service Providers Disclosure Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under Regulation Z, the List of Settlement Service Providers must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(vi); 1026.19(e)(1)(iii))  Out of scope, finding rescinded.  - Due Diligence Vendor-04/08/2026
												Resolved	2026-04-16 13:37	N/A	A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305074626	8549667	2026-04-08 10:11	Compliance	Tolerance:Disclosure	Federal - Loan Estimate Mailed/Delivered Within Three Business Days of Application	Resolved-Received verification the lender is closed on Sat. Condition cleared. - Due Diligence Vendor-04/16/2026
Ready for Review-Please see attached - Due Diligence Vendor-04/15/2026
								Open-The Initial Disclosure Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application.(12 CFR 1026.19(e)(1)(iii)) The application date is xx-xx-xxxx; however, the initial disclosures were not provided until xx-xx-xxxx. Provide evidence the lender was not open for business on Saturday for purposes of disclosure timing. Additional conditions may apply. - Due Diligence Vendor-04/08/2026		Resolved-Received verification the lender is closed on Sat. Condition cleared. - Due Diligence Vendor-04/16/2026		Resolved	2026-04-16 13:36	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305074626	8604922	2026-04-10 15:44	Compliance	Tolerance:Disclosure	Federal - Homeownership Counseling Disclosure Delivery	Resolved-Resolved - Due Diligence Vendor-04/16/2026
Open-. - Due Diligence Vendor-04/16/2026
Acknowledged-The Homeownership Counseling Organization Disclosure Sent Date (xx-xx-xxxx) is more than 3 business days from the Application Date (xx-xx-xxxx). Three business days from the Application Date is (xx-xx-xxxx). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-04/10/2026	Resolved-Resolved - Due Diligence Vendor-04/16/2026
 Acknowledged-The Homeownership Counseling Organization Disclosure Sent Date (xx-xx-xxxx) is more than 3 business days from the Application Date (2026-01-22). Three business days from the Application Date is (xx-xx-xxxx). Under 12 CFR 1024.20, not later than three business days after receipt of an application, or information sufficient to complete an application, the lender must provide the applicant with a clear and conspicuous written list of homeownership counseling organizations that provide relevant counseling services in the loan applicant's location. (12 CFR 1024.20) This finding is non-material and will be rated a B for all agencies.   - Due Diligence Vendor-04/10/2026
												Resolved	2026-04-16 13:34	N/A	B	A	B	A	B	A	B	A	B	A	B	A
XXXXX	XXXXX	305074626	8604891	2026-04-10 15:41	Property	Missing Doc	Missing Appraisal (Property)	Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-04/16/2026
Ready for Review-Please see attached - Due Diligence Vendor-04/15/2026
								Open-Appraisal or other primary valuation product is missing Per the final 1008, AUS and Loan Approval, the property value used for qualifying is $XXXXX. The loan file is missing the appraisal report reflecting this value. The loan file contained another appraisal report with value of $XXXXX. - Due Diligence Vendor-04/10/2026		Resolved-Appraisal or other primary valuation product was provided - Due Diligence Vendor-04/16/2026		Resolved	2026-04-16 13:27	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305074626	8549221	2026-04-08 09:56	Compliance	Disclosure	ECOA: Appraisal Disclosure Not Provided Timely	Acknowledged-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. ECOA: Appraisal Disclosure Date xx/xx/xxxx is not within three business days of Application Date xx/xx/xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-04/08/2026	Acknowledged-ECOA Non-Compliant: Appraisal Disclosure Not Provided Timely. ECOA: Appraisal Disclosure Date xx-xx-xxxx6 is not within three business days of Application Date xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-04/08/2026
												Acknowledged	2026-04-10 15:56	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305074626	8604641	2026-04-10 15:29	Compliance	Disclosure	CHARM Booklet Not Provided Within 3 Days of Application Date	Acknowledged-CHARM Booklet Not Provided Within 3 Days of Application Date TILA: CHARM Booklet date xx/xx/xxxx is not within three business days of Application Date xx/xx/xxxx. This finding is non-material and will be rated a B for all agencies.
- Due Diligence Vendor-04/10/2026	Acknowledged-CHARM Booklet Not Provided Within 3 Days of Application Date TILA: CHARM Booklet date xx-xx-xxxx is not within three business days of Application Date xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies.
 - Due Diligence Vendor-04/10/2026
												Acknowledged	2026-04-10 15:54	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B
XXXXX	XXXXX	305051430			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305078768			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305104195			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305074600			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305053612			NO FINDINGS	NO FINDINGS	NO FINDINGS					NO FINDINGS			A	A	A	A	A	A	A	A	A	A	A	A
XXXXX	XXXXX	305053678	8314827	2026-03-25 11:17	Property	Value	S&P value equals B, secondary product within tolerance	Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/25/2026		Acknowledged-S&P value equals B, secondary product within tolerance. This finding will be rated a B for S&P. All other agencies will be rated as A. - Due Diligence Vendor-03/25/2026		Acknowledged	2026-03-25 11:20	Investor Post-Close	B	B	A	A	A	A	A	A	A	A	B	B
XXXXX	XXXXX	305101579	9332724	2026-05-21 14:53	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure and Consummation Date	Resolved-Received E-consent. - Due Diligence Vendor-05/27/2026

Ready for Review-Since the e-Consent was uploaded under Condition #2 that should clear this condition. - Due Diligence Vendor-05/26/2026

								Open-The Initial Closing Disclosure was provided on (2026-04-30) via (USPSFirstClassMail). Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction not later than three business days prior to the consummation date of (2026-05-06). Since the Initial Closing Disclosure was not provided in person, a consumer is considered to have received it on (2026-05-04), which is three business days after it was delivered or placed in the mail. Since the Initial Closing Disclosure was not provided to the consumer in person, it should have been provided to the consumer no later than (20260429), for consummation to occur on (2026-05-06). (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) Initial CD reflects a Date Issued of 04/30/2026. eSignature on initial CD is null and void due to the missing eConsent form. Therefore, the Mailbox Rule/Presumed Receipt is applied and borrower was not in receipt of initial CD 3 business days prior to consummation of 05/06/2026. No Cure. - Due Diligence Vendor-05/21/2026		Resolved-Received E-consent. - Due Diligence Vendor-05/27/2026		Resolved	2026-05-27 12:41	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305101579	9332054	2026-05-21 14:28	Compliance	Disclosure	E-Consent documentation is missing for borrower(s)	Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-05/27/2026

Ready for Review-Uploaded proof of e-Consent Acknowledgement. - Due Diligence Vendor-05/26/2026

								Open-E-Consent documentation is missing for borrower(s). The Compliance Report reflects Electronic Consent as 'pending". - Due Diligence Vendor-05/21/2026		Resolved-E-Consent documentation for borrower(s) provided. - Due Diligence Vendor-05/27/2026		Resolved	2026-05-27 12:35	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305101579	9332902	2026-05-21 15:02	Credit	Missing Doc	Missing Evidence of Insurance for REO	Resolved-Received Mortgage statement. - Due Diligence Vendor-05/27/2026
Ready for Review-Uploaded mortgage statement on XXXX. - Due Diligence Vendor-05/26/2026
								Open-Missing Evidence of Insurance for XXXX on Co-Borrower's final application. If escrowed, provide a copy of the mortgage statement or other acceptable documentation. - Due Diligence Vendor-05/21/2026		Resolved-Received Mortgage statement. - Due Diligence Vendor-05/27/2026		Resolved	2026-05-27 12:32	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305101579	9332910	2026-05-21 15:03	Credit	Missing Doc	Missing Evidence of HOA Dues for REO1	Resolved-Received statement for HOA. - Due Diligence Vendor-05/27/2026
Ready for Review-Uploaded Proof of HOA on XXXX. - Due Diligence Vendor-05/26/2026
								Open-Missing Evidence of HOA Dues for REO1 Missing evidence of HOA dues for XXXX on Co-Borrower's final application. - Due Diligence Vendor-05/21/2026		Resolved-Received statement for HOA. - Due Diligence Vendor-05/27/2026		Resolved	2026-05-27 12:32	N/A	D	A	D	A	D	A	D	A	D	A	D	A
XXXXX	XXXXX	305101579	9333066	2026-05-21 15:08	Compliance	QM-ATR	ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements	Resolved-. - Due Diligence Vendor-05/27/2026
Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-05/27/2026
Ready for Review-Uploaded Proof of HOA and Mortgage Statement for XXXX under Condition 1&5. - Due Diligence Vendor-05/26/2026
								Open-ATR Risk - Monthly Debt Obligations taken into consideration do not meet requirements The loan file is missing evidence of insurance and HOA dues for REO 3a on Co-Borrower's loan application. - Due Diligence Vendor-05/21/2026		Resolved-. - Due Diligence Vendor-05/27/2026 Resolved-ATR Risk - Monthly Debt Obligations taken into consideration meet requirements - Due Diligence Vendor-05/27/2026		Resolved	2026-05-27 12:31	N/A	C	A	C	A	C	A	C	A	C	A	C	A
XXXXX	XXXXX	305101579	9332625	2026-05-21 14:49	Compliance	Missing Doc	ECOA: Most Recent Primary Appraisal Not Provided to Applicant	Acknowledged-ECOA Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. ECOA: Most Recent Primary Appraisal Date of 03/24/2026 is after the Primary Appraisal Delivery Date of 03/16/2026. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-05/21/2026	Acknowledged-ECOA Non-Compliant: Most Recent Primary Appraisal Not Provided to Applicant. ECOA: Most Recent Primary Appraisal Date of xx-xx-xxxx is after the Primary Appraisal Delivery Date of xx-xx-xxxx. This finding is non-material and will be rated a B for all agencies. - Due Diligence Vendor-05/21/2026
												Acknowledged	2026-05-21 15:10	Investor Post-Close	B	B	B	B	B	B	B	B	B	B	B	B